Accounts Receivable, Net (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for doubtful accounts, beginning balance	$ 140,282
Allowance for doubtful accounts, ending balance	470,648	$ 140,282
Accounts Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for doubtful accounts, beginning balance	140,282	34,640
Increase	337,913	101,022
Decrease
Effects of foreign exchange rate	(7,547)	4,620
Allowance for doubtful accounts, ending balance	$ 470,648	$ 140,282